Income Taxes (Restated) - Schedule of Income Tax Provision (Details) (10-K/A) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Loss before income taxes (as restated)	$ (9,301,597)	$ 13,504,113	$ 4,236,700	$ 1,977,423	$ 3,475,240	$ 853,112	$ 17,740,813	$ 4,328,352	$ 8,439,216	$ 6,305,775	$ 31,321,791	$ 8,442,320
Expected income tax recovery											(8,425,600)	(2,271,000)
Other permanent difference											673,000	563,070
Change in valuation allowance											7,752,600	1,707,930
Total